Financial Instruments - Credit Risk - Trade receivables net of the bad debt provision by ageing (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Credit risk
Trade receivables	€ 432,197	€ 383,233
Gross carrying amount
Credit risk
Trade receivables	456,206	406,218
Provision
Credit risk
Trade receivables	€ (24,009)	€ (22,985)
not matured
Credit risk
ECL Rate	0.19%	0.19%
Trade receivables	€ 362,154	€ 283,097
not matured | Gross carrying amount
Credit risk
Trade receivables	362,599	283,612
not matured | Provision
Credit risk
Trade receivables	€ (445)	€ (515)
Less than 1 month
Credit risk
ECL Rate	0.19%	0.19%
Trade receivables	€ 32,572	€ 34,228
Less than 1 month | Gross carrying amount
Credit risk
Trade receivables	32,623	34,282
Less than 1 month | Provision
Credit risk
Trade receivables	€ (51)	€ (54)
Past due 31-60 days
Credit risk
ECL Rate	0.62%	0.62%
Trade receivables	€ 14,065	€ 9,100
Past due 31-60 days | Gross carrying amount
Credit risk
Trade receivables	14,144	9,157
Past due 31-60 days | Provision
Credit risk
Trade receivables	€ (79)	€ (57)
Past due 61-90 days
Credit risk
ECL Rate	2.03%	2.03%
Trade receivables	€ 6,423	€ 6,030
Past due 61-90 days | Gross carrying amount
Credit risk
Trade receivables	6,556	6,155
Past due 61-90 days | Provision
Credit risk
Trade receivables	€ (133)	€ (125)
Past due 91-180 days
Credit risk
ECL Rate	3.01%	3.01%
Trade receivables	€ 10,689	€ 16,335
Past due 91-180 days | Gross carrying amount
Credit risk
Trade receivables	11,000	16,546
Past due 91-180 days | Provision
Credit risk
Trade receivables	€ (311)	€ (211)
6 - 12 months
Credit risk
ECL Rate	8.52%	8.52%
Trade receivables	€ 6,294	€ 34,443
6 - 12 months | Gross carrying amount
Credit risk
Trade receivables	6,543	34,768
6 - 12 months | Provision
Credit risk
Trade receivables	€ (249)	€ (325)
More than one year
Credit risk
ECL Rate	100.00%	100.00%
More than one year | Gross carrying amount
Credit risk
Trade receivables	€ 3,911	€ 4,861
More than one year | Provision
Credit risk
Trade receivables	(3,911)	(4,861)
Customers with Objective Evidence of Impairment [Member] | Gross carrying amount
Credit risk
Trade receivables	18,830	16,837
Customers with Objective Evidence of Impairment [Member] | Provision
Credit risk
Trade receivables	€ (18,830)	€ (16,837)